Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefits
The following table presents the financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefit plan, which is unfunded. The Bank measures the benefit obligations and plan assets annually on each December 31 and therefore, the most recent measurement date is December 31, 2025.

	December 31, 2025		December 31, 2024		December 31, 2023
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Accumulated benefit obligation at end of year	100,397	84,455	99,013	83,578	110,004	88,682

Change in projected benefit obligation
Projected benefit obligation at beginning of year	99,013	83,578	110,004	88,682	106,748	91,983
Service cost	—	43	—	54	—	76
Interest cost	5,235	4,369	5,134	4,385	5,367	4,786
Benefits paid	(7,901)	(2,664)	(7,961)	(3,324)	(7,829)	(3,244)
Actuarial (gain) loss	1,122	(871)	(7,453)	(6,219)	3,368	(4,919)
Foreign exchange translation adjustment	2,928	—	(711)	—	2,350	—
Projected benefit obligation at end of year	100,397	84,455	99,013	83,578	110,004	88,682

Change in plan assets
Fair value of plan assets at beginning of year	126,419	—	136,653	—	137,294	—
Actual return on plan assets	8,950	—	(1,501)	—	3,725	—
Employer contribution	10,174	2,664	153	3,324	386	3,244
Benefits paid	(7,901)	(2,664)	(7,961)	(3,324)	(7,829)	(3,244)
Foreign exchange translation adjustment	3,781	—	(925)	—	3,077	—
Fair value of plan assets at end of year	141,423	—	126,419	—	136,653	—

Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in accrued interest and other assets	41,037	—	27,417	—	26,661	—
Accrued pension benefit cost included in employee benefit plans liability	(11)	(84,455)	(11)	(83,578)	(12)	(88,682)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	41,026	(84,455)	27,406	(83,578)	26,649	(88,682)

Schedule of amounts recognized in accumulated other comprehensive loss

		Year ended
		December 31, 2025		December 31, 2024		December 31, 2023
		Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss), excluding deferred taxes		(45,707)	22,291	(48,969)	22,022	(51,165)	18,114
Net prior service credit (cost)		(253)	(5,246)	(313)	(5,770)	(398)	(6,294)
Deferred income taxes assets (liabilities)		(1,157)	—	—	—	—	—
Net amount recognized in accumulated other comprehensive income (loss)		(47,117)	17,045	(49,282)	16,252	(51,563)	11,820

Annual benefit expense
Expense component	Line item in the consolidated statements of operations
Service cost	Salaries and other employee benefits	—	43	—	54	—	76
Interest cost	Non-service employee benefits expense	5,235	4,369	5,134	4,385	5,367	4,786
Expected return on plan assets	Non-service employee benefits expense	(6,399)	—	(6,240)	—	(6,117)	—
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,341	(602)	2,358	524	2,284	524
Amortization of prior service (credit) loss	Non-service employee benefits expense	82	524	79	(2,311)	79	(1,333)
Defined benefit (income) expense		1,259	4,334	1,331	2,652	1,613	4,053
Defined contribution expense		8,380	—	8,363	—	8,525	—
Total benefit (income) expense		9,639	4,334	9,694	2,652	10,138	4,053
The components of benefit expense (income) other than the service cost component are included in the line item non-service employee benefits expense in the consolidated statements of operations.

Other changes recognized in other comprehensive income (loss)
Net gain (loss) arising during the year		1,439	871	(288)	6,219	(5,762)	4,919
Amortization of net actuarial (gains) losses		2,341	(602)	2,358	524	2,284	524
Amortization of prior service (credit) cost		82	524	79	(2,311)	79	(1,333)
Change in deferred taxes		(1,135)	—	—	—	—	—
Foreign exchange adjustment		(562)	—	132	—	(259)	—
Total changes recognized in other comprehensive income (loss)		2,165	793	2,281	4,432	(3,658)	4,110

Schedule of actuarial assumptions
Actuarial Assumptions

	Year ended
	December 31, 2025		December 31, 2024		December 31, 2023
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	5.56%	5.67%	4.85%	5.16%	5.20%	5.37%
Weighted average rate of compensation increases[1]	3.20%	N/A	3.20%	N/A	3.00%	N/A
Weighted average expected long-term rate of return on plan assets	4.97%	N/A	5.80%	N/A	6.30%	N/A
Weighted average annual medical cost increase rate	N/A	6.6% to 4.5% in 2040	N/A	6.8% to 4.5% in 2040	N/A	6.9% to 4.5% in 2040

Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	5.35%	5.48%	5.55%	5.67%	4.85%	5.16%
Weighted average rate of compensation increases[1]	3.20%	N/A	3.20%	N/A	3.00%	N/A
Weighted average annual medical cost increase rate	N/A	6.5% to 4.5% in 2040	N/A	6.6% to 4.5% in 2040	N/A	6.8% to 4.5% in 2040
[1]Only the UK subsidiary plan is impacted by potential future compensation increases.

Schedule of allocation of plan assets

	December 31, 2025		December 31, 2024
Weighted average actual and target asset allocations of the pension plans by asset category	Actual allocation	Target allocation	Actual allocation	Target allocation
Debt securities (including debt mutual funds)	72%	73%	70%	74%
Equity securities (including equity mutual funds)	19%	9%	20%	9%
Other	9%	18%	10%	17%
Total	100%	100%	100%	100%
The following table presents the fair value of the plans' assets by category and level of inputs used in their respective fair value determination as described in "Note 2: Significant accounting policies", except the level 3 security, for which the valuation determination is described following the below table:

	December 31, 2025				December 31, 2024
	Fair value determination				Fair value determination
	Level 1	Level 2	Level 3	Total fair value	Level 1	Level 2	Level 3	Total fair value
US government and federal agencies	—	31,191	—	31,191	—	30,748	—	30,748
Non-US governments debt securities	—	41,404	—	41,404	—	39,127	—	39,127
Corporate debt securities	—	28,475	—	28,475	—	19,137	—	19,137
Equity securities and mutual funds	1,491	25,822	—	27,313	1,066	24,790	—	25,856
Other	774	1,334	10,932	13,040	497	833	10,221	11,551
Total fair value of plans' assets	2,265	128,226	10,932	141,423	1,563	114,635	10,221	126,419

Schedule of expected benefit payments
Estimated 2026 Bank contribution to and estimated benefit payments for the next ten years under the pension and post-retirement medical benefit plans are as follows:

	Pension plans	Post- retirement medical benefit plan
Estimated Bank contributions for the full year ending December 31, 2026	—	5,544
Estimated benefit payments by year:
2026	7,444	5,544
2027	7,836	5,744
2028	7,486	5,905
2029	7,610	6,054
2030	7,486	6,175
2031-2035	36,784	31,976